Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DEUTSCHE MARKET TRUST
Prospectus Date	rr_ProspectusDate	Feb. 01, 2017
Supplement [Text Block]	dmt_SupplementTextBlock

SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES

Deutsche Global Income Builder Fund

Deutsche Global Income Builder VIP

The following sentence replaces the similar sentence contained under "Main Investments" in the "PRINCIPAL INVESTMENT STRATEGY" section of the summary section and the "FUND DETAILS" section of the fund's prospectus:

The fund can buy many types of securities, among them common stocks, including dividend-paying stocks, convertible securities, corporate bonds, government bonds, municipal securities, inflation-indexed bonds, mortgage- and asset-backed securities, exchange-traded funds (ETFs) and exchange-traded notes (ETNs).

The following disclosure is added under the "MAIN RISKS" section within the summary section and the "FUND DETAILS" section of the fund's prospectus:

ETN risk. Because ETNs are senior, unsecured, unsubordinated debt securities of an issuer (typically a bank or bank holding company), ETNs are subject to the credit risk of the issuer and may lose value due to a downgrade in the issuer's credit rating. The returns of an ETN are linked to the performance of an underlying instrument (typically an index), minus applicable fees. ETNs typically do not make periodic interest payments and principal typically is not protected. The value of an ETN may fluctuate based on factors such as time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in the underlying assets, changes in the applicable interest rates, and economic, legal, political or geographic events that affect the underlying assets. The fund bears its proportionate share of any fees and expenses borne by the ETN. Because ETNs trade on a securities exchange, their shares may trade at a premium or discount to their net asset value.

DEUTSCHE VARIABLE SERIES II | Deutsche Global Income Builder VIP
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	dmt_SupplementTextBlock

SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES

Deutsche Global Income Builder Fund

Deutsche Global Income Builder VIP

The following sentence replaces the similar sentence contained under "Main Investments" in the "PRINCIPAL INVESTMENT STRATEGY" section of the summary section and the "FUND DETAILS" section of the fund's prospectus:

The fund can buy many types of securities, among them common stocks, including dividend-paying stocks, convertible securities, corporate bonds, government bonds, municipal securities, inflation-indexed bonds, mortgage- and asset-backed securities, exchange-traded funds (ETFs) and exchange-traded notes (ETNs).

The following disclosure is added under the "MAIN RISKS" section within the summary section and the "FUND DETAILS" section of the fund's prospectus:

ETN risk. Because ETNs are senior, unsecured, unsubordinated debt securities of an issuer (typically a bank or bank holding company), ETNs are subject to the credit risk of the issuer and may lose value due to a downgrade in the issuer's credit rating. The returns of an ETN are linked to the performance of an underlying instrument (typically an index), minus applicable fees. ETNs typically do not make periodic interest payments and principal typically is not protected. The value of an ETN may fluctuate based on factors such as time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in the underlying assets, changes in the applicable interest rates, and economic, legal, political or geographic events that affect the underlying assets. The fund bears its proportionate share of any fees and expenses borne by the ETN. Because ETNs trade on a securities exchange, their shares may trade at a premium or discount to their net asset value.

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The following sentence replaces the similar sentence contained under "Main Investments" in the "PRINCIPAL INVESTMENT STRATEGY" section of the summary section and the "FUND DETAILS" section of the fund's prospectus:

The fund can buy many types of securities, among them common stocks, including dividend-paying stocks, convertible securities, corporate bonds, government bonds, municipal securities, inflation-indexed bonds, mortgage- and asset-backed securities, exchange-traded funds (ETFs) and exchange-traded notes (ETNs).

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

ETN risk. Because ETNs are senior, unsecured, unsubordinated debt securities of an issuer (typically a bank or bank holding company), ETNs are subject to the credit risk of the issuer and may lose value due to a downgrade in the issuer's credit rating. The returns of an ETN are linked to the performance of an underlying instrument (typically an index), minus applicable fees. ETNs typically do not make periodic interest payments and principal typically is not protected. The value of an ETN may fluctuate based on factors such as time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in the underlying assets, changes in the applicable interest rates, and economic, legal, political or geographic events that affect the underlying assets. The fund bears its proportionate share of any fees and expenses borne by the ETN. Because ETNs trade on a securities exchange, their shares may trade at a premium or discount to their net asset value.

DEUTSCHE MARKET TRUST | Deutsche Global Income Builder Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	dmt_SupplementTextBlock

SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES

Deutsche Global Income Builder Fund

Deutsche Global Income Builder VIP

The following sentence replaces the similar sentence contained under "Main Investments" in the "PRINCIPAL INVESTMENT STRATEGY" section of the summary section and the "FUND DETAILS" section of the fund's prospectus:

The fund can buy many types of securities, among them common stocks, including dividend-paying stocks, convertible securities, corporate bonds, government bonds, municipal securities, inflation-indexed bonds, mortgage- and asset-backed securities, exchange-traded funds (ETFs) and exchange-traded notes (ETNs).

The following disclosure is added under the "MAIN RISKS" section within the summary section and the "FUND DETAILS" section of the fund's prospectus:

ETN risk. Because ETNs are senior, unsecured, unsubordinated debt securities of an issuer (typically a bank or bank holding company), ETNs are subject to the credit risk of the issuer and may lose value due to a downgrade in the issuer's credit rating. The returns of an ETN are linked to the performance of an underlying instrument (typically an index), minus applicable fees. ETNs typically do not make periodic interest payments and principal typically is not protected. The value of an ETN may fluctuate based on factors such as time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in the underlying assets, changes in the applicable interest rates, and economic, legal, political or geographic events that affect the underlying assets. The fund bears its proportionate share of any fees and expenses borne by the ETN. Because ETNs trade on a securities exchange, their shares may trade at a premium or discount to their net asset value.

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The following sentence replaces the similar sentence contained under "Main Investments" in the "PRINCIPAL INVESTMENT STRATEGY" section of the summary section and the "FUND DETAILS" section of the fund's prospectus:

The fund can buy many types of securities, among them common stocks, including dividend-paying stocks, convertible securities, corporate bonds, government bonds, municipal securities, inflation-indexed bonds, mortgage- and asset-backed securities, exchange-traded funds (ETFs) and exchange-traded notes (ETNs).

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

ETN risk. Because ETNs are senior, unsecured, unsubordinated debt securities of an issuer (typically a bank or bank holding company), ETNs are subject to the credit risk of the issuer and may lose value due to a downgrade in the issuer's credit rating. The returns of an ETN are linked to the performance of an underlying instrument (typically an index), minus applicable fees. ETNs typically do not make periodic interest payments and principal typically is not protected. The value of an ETN may fluctuate based on factors such as time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in the underlying assets, changes in the applicable interest rates, and economic, legal, political or geographic events that affect the underlying assets. The fund bears its proportionate share of any fees and expenses borne by the ETN. Because ETNs trade on a securities exchange, their shares may trade at a premium or discount to their net asset value.